PGIM Government Income Fund Investment Strategy - PGIM Government Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Consistent with its objective, the Fund seeks investments that provide investors with a current return in excess of the Fund's benchmark. The Fund invests, under normal circumstances, at least 80% of its investable assets in U.S. Government securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund may also invest in derivatives, including futures, swaps, and options, for purposes of hedging and/or improving the Fund's returns. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the U.S. and foreign fixed income securities markets. In deciding which portfolio securities to buy and sell, the subadviser will consider economic conditions and interest rate fundamentals. The subadviser will also evaluate individual issues within each bond sector based upon their relative investment merit. The Fund may actively and frequently trade its portfolio securities. Some (but not all) of the U.S. Government securities and mortgage-related securities in which the Fund will invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Farmers Home Administration and the Export-Import Bank. Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Fund may invest, are not backed by the full faith and credit of the United States and must rely on their own resources to repay the debt. These securities include, but are not limited to, obligations of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), the Federal Home Loan Bank, the Tennessee Valley Authority and the U.S. Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Farm Credit System, which depends entirely upon its own resources to repay its debt obligations. High current return means the return received from interest income from U.S. Government and other debt securities and from net gains realized from sales of portfolio securities. The Fund may also realize income from premiums from covered put and call options written by the Fund on U.S. Government securities as well as options on futures contracts on U.S. Government securities, options on securities indexes and net gains from closing purchase and sales transactions with respect to these options. The writing of options on U.S. Government securities, options on futures contracts on U.S. Government securities and options on securities indexes may limit the Fund's potential for capital gains on its portfolio. Most, if not all, of the Fund's debt securities are “investment-grade.” This means major rating services, like S&P Global Ratings (“S&P”) or Moody's Investors Service, Inc. (“Moody's”), have rated the securities within one of their four highest quality grades. Debt obligations in the fourth highest grade are regarded as investment-grade, but have speculative characteristics and are riskier than higher rated securities. A rating is an assessment of the likelihood of timely repayment of interest and principal and can be useful when comparing different debt obligations. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may at times lag behind the current financial conditions of a company. In the event that a security receives different ratings from different rating services, the Fund will treat the security as being rated in the highest rating category received from a rating service. The Fund may also invest in obligations that are not rated, but that the subadviser believes are of comparable quality to the obligations described above.